Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2023
Other Receivables, Net [Abstract]
Schedule of Other receivables
	December 31, 2024	December 31, 2023
Other receivables from a related party (Note)	$521,852	$521,852
Others*	432,696	107,228
	954,548	629,080
Less: Allowance for ECLs / uncollectable accounts	(521,852)	(521,852)
	$432,696	$107,228

Note:	Information relating to this transaction is provided in Note 37 (d).

*	Others primarily includes interest receivable on deposits.